Total
UBS Tax-Free Preferred Fund
UBS Tax-Free Preferred Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Tax-Free Preferred Fund UBS Tax-Free Preferred Fund
Maximum front-end sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBS Tax-Free Preferred Fund UBS Tax-Free Preferred Fund	[1]
Management fees	0.18%
Distribution and/or service (12b-1) fees	none
Other expenses	none	[2]
Total annual fund operating expenses	0.18%
Fee waiver	0.04%	[3]
Total annual fund operating expenses after fee waiver	0.14%	[3]
[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Asset Management (Americas) Inc. ("UBS AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2021, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS AM.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example		1 year	3 years	5 years	10 years
UBS Tax-Free Preferred Fund | UBS Tax-Free Preferred Fund | USD ($)	[1]	14	54	97	226
[1]	Except that the expenses reflect the effects of the fund's fee waiver agreement for the first year only.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

The fund is a “retail money market fund,” as such term is defined in the rule governing money market funds and related interpretations. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund is permitted to seek to maintain a stable price per share.

The fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate should certain triggering events occur.

Management process

UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below a required minimum because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or minimize the volatility of the fund’s net asset value per share.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

UBS Tax-Free Preferred Fund Annual Total Returns Total return

Total return January 1 to June 30, 2020: 0.35% Best quarter during years shown—2Q 2019: 0.39% Worst quarters during years shown—1Q 2013; 1Q 2014; 1Q 2015: 0.00% (Actual total returns were 0.0025%)
Average annual total returns (for the periods ended December 31, 2019)

Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1-888-793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
UBS Tax-Free Preferred Fund | UBS Tax-Free Preferred Fund	1.32%	0.70%	0.38%